UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2016

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	1.91%	7.45%	3.31%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.83% for Class A shares as of the prospectus dated June 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

We are focused
on companies that
are positioned to
benefit from areas
of economic growth
globally.

Fellow investors:

International markets generally advanced during the six months ended September 30, 2016. Stocks rebounded amid signs of stabilization in the global economy, strong earnings at bellwether companies and ongoing central bank stimulus measures. Developed-market stocks rebounded from steep losses suffered in June when U.K. voters opted to leave the European Union. Attractive valuations and improving commodity prices resulted in emerging market

Results at a glance

For periods ended September 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	7.70%	8.13%	8.73%	3.93%	10.69%
MSCI ACWI (All Country World Index) ex USA[1,2]	6.22	9.26	6.04	2.16	—
MSCI EAFE (Europe, Australasia, Far East) Index[1,3]	4.88	6.52	7.39	1.82	8.16
Lipper International Funds Average[4]	5.04	6.99	7.34	1.98	8.43

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.
[3]	This index was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

EuroPacific Growth Fund	1

companies climbing to their highest levels in a year. Late in the period, most markets globally cheered the U.S. Federal Reserve’s decision to leave interest rates unchanged. Materials and information technology stocks led markets higher.

In this environment, EuroPacific Growth Fund gained 7.70% for the period, ahead of the 6.22% advance posted by the MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country stock markets. The fund also outpaced the Lipper International Funds Average, a peer group measure, which rose 5.04%. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. As shown in the table below, the fund has also outpaced both measures over longer time periods.

The market environment

European stocks rebounded from steep losses experienced after U.K. voters shocked markets by opting to leave the European Union. Within three weeks of the June 23 Brexit vote, investor sentiment reversed course. Following the vote, the Bank of England reduced its benchmark interest rate from 0.5% to a record low 0.25% and announced it would start buying bonds in a bid to stimulate lending activity and boost the economy.

Japanese equities rebounded in dollar terms after lagging most developed markets as the government announced a fiscal stimulus package and the Bank of Japan introduced a long-term interest rate target. Shortly after his ruling coalition won a majority of seats in Japan’s upper house, Prime Minister Shinzō Abe announced plans for a ¥28 trillion fiscal stimulus package in July, which includes spending on infrastructure projects to combat sluggish economic growth and stubbornly low inflation. In addition, The Bank of Japan introduced an interest rate target of roughly 0% for 10-year government bonds in an effort to steepen the yield curve and maintained its ¥80 trillion-a-year asset-purchase program.

Gains in the technology sector helped lift major Asian markets. After steep declines earlier this year, Chinese stocks regained their footing, moving into positive territory in August. Indian stocks increased as parliament approved a goods and services tax designed to make it easier to conduct business throughout the country, in a key legislative victory for Prime Minister Narendra Modi.

Brazilian stocks marched higher on hopes of economic change under new political leadership. Michel Temer succeeded Dilma Rousseff as president after Rousseff was ousted from office in a long-awaited impeachment trial. In Russia, equities

2	EuroPacific Growth Fund

Where the fund’s assets are invested

(percent invested by country of domicile)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1

	EuroPacific		MSCI ACWI
	Growth Fund		ex USA Index[2]
	(9/30/16)	(3/31/16)	(9/30/16)

Europe
Euro zone[3]	19.4%	18.5%	21.2%
United Kingdom	11.4	12.2	13.2
Switzerland	5.1	4.6	6.3
Denmark	3.8	4.8	1.2
Sweden	.9	.8	2.0
Russia	.3	.3	.8
Norway	.1	.3	.5
Other Europe	.1	.1	.6
	41.1	41.6	45.8

Pacific Basin
Japan	15.9%	12.2%	16.7%
China	7.4	6.8	6.2
Hong Kong	6.0	5.6	2.4
Canada	4.2	3.1	6.8
South Korea	3.0	2.8	3.4
Taiwan	2.0	1.9	2.8
Australia	1.1	1.0	5.1
Thailand	.9	.4	.5
Philippines	.4	.4	.3
Other Pacific Basin	1.5	1.9	3.3
	42.4	36.1	47.5

Other
India	8.0%	7.1%	2.0%
Brazil	1.8	1.4	1.7
South Africa	1.6	1.4	1.7
Other countries	.2	.2	1.3
	11.6	10.1	6.7

Short-term securities & other assets less liabilities	4.9	12.2	—

Total	100.0%	100.0%	100.0%

[1]	A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2]	Weighted by market capitalization.
[3]	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

EuroPacific Growth Fund	3

climbed to their highest level in a year amid increased confidence Russia’s economy will start to grow again following higher oil prices. However, Turkish companies retreated following an attempted coup.

Inside the portfolio

Almost all the sectors in which the fund was invested had positive returns relative to the benchmark. A higher-than-index holding in information technology companies was beneficial since those companies had some of the strongest returns during the period. The investment selection of information technology companies further boosted results primarily due to strong returns from Nintendo, Alibaba and Tencent. Investment selection among consumer discretionary companies was also additive to returns, with Sony among the top contributors.

In addition, Nintendo and Sony also boosted results from Japanese companies, while China-based Alibaba and Tencent had a positive impact on emerging market returns. However, investments in U.K.-listed companies and non-euro-zone companies in continental Europe in the health care, industrials and consumer staples sectors weighed on results.

Shares of Nintendo surged on the company’s push into mobile gaming, backed by the runaway success of the newly launched “Pokémon Go” (Nintendo has a 32% stake in the Pokémon franchise), which became the fastest selling mobile game in history. The company’s announcement that Apple was to adopt Nintendo’s “Super Mario Run” game for its iPhone also contributed to the stock’s rise.

Shares of e-commerce giant Alibaba soared after stronger-than-forecast results for its most recent quarter on increased user numbers and higher revenue, due to strong growth for its mobile and cloud-computing businesses. Tencent shares also leaped after the social media and online gaming firm beat second-quarter profit estimates by generating impressive revenue growth, with sales from its mobile games business more than doubling year-on-year in the June quarter.

Health care stocks experienced losses as drug pricing practices came under renewed criticism during the U.S. presidential election campaign. Shares of Denmark’s Novo Nordisk, the world’s largest provider of insulin, declined sharply after the company lowered its profit and revenue expectations for the year due to fierce competition in key markets. Additionally, Novo Nordisk announced that its longtime CEO would retire.

4	EuroPacific Growth Fund

Investments in U.K.-listed companies were a drag on returns. Consumer staples company Associated British Foods, which owns the Primark discount retail clothing brand, slid after the company warned profit margins in fiscal 2017 would be hit by the Brexit-related fall in the pound. International Consolidated Airlines Group, owner of British Airways, Iberia, Aer Lingus and Vueling, was a drag on results among industrials companies as investors became concerned about the impact of a slowdown in travel following the Brexit vote and concerns about terrorism.

Looking ahead

The global economic outlook remains mixed. The relative performance of the U.S. economy makes it likely that the Federal Reserve will raise short-term interest rates in the near future. However, uncertainty lingers around the U.K.’s exit from the EU while Japan continues to struggle with deflation. Several key central banks continue to keep benchmark interest rates in negative territory as a commitment to easy monetary policies. Commodity prices continue to support modest improvement in most emerging markets, but growth concerns emanating from China have hampered some economic activity.

In a period marked by volatility, the portfolio remains focused on attractively valued, well-run companies that are positioned to benefit from areas of economic growth globally and increasing consumer demand in emerging markets. We also continue to identify promising investment opportunities in businesses that may be able to profit from technological innovations. Our interest in cyclical sectors such as energy, materials and financials, is also growing.

Thank you for choosing to invest in EuroPacific Growth Fund. We look forward to reporting to you again in six months’ time.

Sincerely,

Carl Kawaja

Vice Chairman of the Board and President

November 10, 2016

For current information about the fund, visit americanfunds.com.

EuroPacific Growth Fund	5

Summary investment portfolio September 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Euro zone*	19.40%
Japan	15.91
United Kingdom	11.45
India	8.00
China	7.41
Hong Kong	5.95
Switzerland	5.08
Canada	4.22
Denmark	3.81
Other countries	13.86
Short-term securities & other assets less liabilities	4.91
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, and Spain.

Common stocks 94.76%	Shares	Value (000)
Financials 15.89%
HDFC Bank Ltd.[1]	99,206,759	$2,193,069
HDFC Bank Ltd. (ADR)	8,898,800	639,735
AIA Group Ltd.[1]	366,633,600	2,456,486
Prudential PLC[1]	110,625,527	1,963,435
Barclays PLC[1]	666,675,486	1,453,613
Housing Development Finance Corp. Ltd.[1]	51,986,265	1,091,569
Kotak Mahindra Bank Ltd.[1]	90,708,514	1,061,535
Fairfax Financial Holdings Ltd.	873,091	511,771
Fairfax Financial Holdings Ltd. (CAD denominated)	802,378	470,143
UniCredit SpA[1,2]	384,906,239	897,084
Credit Suisse Group AG1	63,611,289	832,218
Société Générale[1]	18,380,372	634,318
ORIX Corp.[1]	41,501,700	612,376
Other securities		5,359,333
		20,176,685

6	EuroPacific Growth Fund

	Shares	Value (000)
Information technology 15.38%
Nintendo Co., Ltd.[1,2]	10,490,154	$2,775,760
Tencent Holdings Ltd.[1]	96,940,800	2,686,053
Alibaba Group Holding Ltd. (ADR)[3]	25,302,445	2,676,746
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	354,750,649	2,080,526
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	182,400
ASML Holding NV1	12,981,811	1,423,575
Murata Manufacturing Co., Ltd.[1]	9,693,526	1,264,365
Infineon Technologies AG1,2	66,517,842	1,186,893
Baidu, Inc., Class A (ADR)[3]	4,639,031	844,628
Naver Corp.[1]	968,886	777,774
Samsung Electronics Co., Ltd.[1]	447,700	652,499
Samsung Electronics Co., Ltd., non-voting preferred[1]	48,800	57,609
Other securities		2,918,197
		19,527,025

Consumer discretionary 12.93%
Sony Corp.[1]	59,515,000	1,944,613
Naspers Ltd., Class N1	7,290,132	1,263,434
Altice NV, Class A1,2,3	48,314,459	866,756
Altice NV, Class B1,2,3	16,341,536	294,267
adidas AG1	5,151,373	894,060
Ctrip.com International, Ltd. (ADR)[3]	18,068,000	841,427
Rakuten, Inc.[1]	49,182,900	639,777
Industria de Diseño Textil, SA1	17,201,000	637,650
Toyota Motor Corp.[1]	10,473,300	607,386
Other securities		8,432,661
		16,422,031

Health care 9.48%
Novo Nordisk A/S, Class B1	87,765,495	3,656,791
Novartis AG1	30,892,832	2,429,452
Sysmex Corp.[1,2]	15,668,538	1,160,827
UCB SA1,2	12,642,824	977,545
Bayer AG1	7,886,000	792,101
Other securities		3,017,277
		12,033,993

Industrials 8.76%
Airbus Group SE, non-registered shares[1]	24,258,000	1,467,337
International Consolidated Airlines Group, SA (CDI)[1,2]	166,083,816	859,951
Ryanair Holdings PLC (ADR)	10,603,756	795,600
Recruit Holdings Co., Ltd.[1]	18,302,100	744,545
Nidec Corp.[1]	7,778,900	715,667
Other securities		6,543,723
		11,126,823

Consumer staples 7.77%
British American Tobacco PLC[1]	31,995,999	2,046,221
Associated British Foods PLC[1,2]	46,102,964	1,553,665
Nestlé SA1	12,942,799	1,019,810
Pernod Ricard SA1	7,893,513	933,936
Kao Corp.[1]	14,140,800	796,494

EuroPacific Growth Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Alimentation Couche-Tard Inc., Class B	14,041,800	$680,497
Other securities		2,832,708
		9,863,331

Materials 5.83%
Glencore PLC[1,3]	366,431,838	1,004,571
HeidelbergCement AG1,2	10,146,722	958,437
Syngenta AG1	2,019,700	883,154
Nitto Denko Corp.[1,2]	10,347,699	671,589
ArcelorMittal[1,3]	109,902,099	671,145
Other securities		3,212,757
		7,401,653

Energy 5.03%
Reliance Industries Ltd.[1]	61,308,800	1,000,256
Enbridge Inc. (CAD denominated)	18,890,069	830,216
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	70,591,703	658,621
Schlumberger Ltd.	8,184,700	643,645
Other securities		3,248,332
		6,381,070

Telecommunication services 4.38%
SoftBank Group Corp.[1]	32,224,406	2,087,558
China Mobile Ltd.[1]	92,095,000	1,130,729
Nippon Telegraph and Telephone Corp.[1]	17,936,000	819,144
Other securities		1,520,353
		5,557,784

Utilities 2.87%
Enel SPA[1]	146,175,000	651,942
Other securities		2,994,706
		3,646,648

Real estate 2.00%
Cheung Kong Property Holdings Ltd.[1]	137,525,368	1,014,268
Other securities		1,526,086
		2,540,354

Miscellaneous 4.44%
Other common stocks in initial period of acquisition		5,642,052

Total common stocks (cost: $90,155,666,000)		120,319,449

Bonds, notes & other debt instruments 0.33%	Principal amount (000)
Other bonds & notes 0.33%
Other securities		427,147

Total bonds, notes & other debt instruments (cost: $422,377,000)		427,147

8	EuroPacific Growth Fund

Short-term securities 4.91%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.29%–0.62% due 10/3/2016–5/15/2017	$1,793,400	$1,791,920
Other securities		4,440,159

Total short-term securities (cost: $6,230,751,000)		6,232,079
Total investment securities 100.00% (cost: $96,808,794,000)		126,978,675
Other assets less liabilities (0.00)%		(5,027)

Net assets 100.00%		$126,973,648

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,434,748,000, which represented 1.92% of the net assets of the fund) were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $13,821,000, which represented .01% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,504,379,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 9/30/2016 (000)
Sales:
British pounds	10/6/2016	UBS AG	$288,598	£217,850	$ 6,190
British pounds	10/6/2016	Barclays Bank PLC	$188,933	£142,700	3,946
British pounds	10/7/2016	Bank of America, N.A.	$226,665	£171,695	4,085
British pounds	10/17/2016	UBS AG	$208,133	£160,279	311
British pounds	10/21/2016	UBS AG	$37,934	£28,500	976
British pounds	10/28/2016	Citibank	$529,015	£407,659	315
British pounds	11/4/2016	JPMorgan Chase	$102,898	£78,550	1,013
British pounds	11/16/2016	Bank of America, N.A.	$233,267	£175,150	6,039
British pounds	11/16/2016	UBS AG	$233,216	£175,151	5,988
British pounds	11/16/2016	JPMorgan Chase	$229,340	£172,199	5,940
Euros	10/6/2016	Barclays Bank PLC	$126,182	€112,974	(763)
Euros	10/17/2016	HSBC Bank	$45,828	€41,021	(290)
Euros	10/20/2016	Bank of America, N.A.	$314,671	€279,700	170
Euros	10/20/2016	HSBC Bank	$70,867	€63,093	(76)
Euros	10/20/2016	Barclays Bank PLC	$136,576	€121,578	(129)
Euros	10/26/2016	Citibank	$530,580	€471,505	254
Euros	10/26/2016	JPMorgan Chase	$50,146	€44,570	15
Euros	10/28/2016	JPMorgan Chase	$781,930	€695,389	(285)
Euros	11/16/2016	Citibank	$32,743	€29,018	74

EuroPacific Growth Fund	9

Forward currency contracts (continued)

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 9/30/2016 (000)
Japanese yen	10/7/2016	JPMorgan Chase	$528,544	¥52,834,000	$ 7,381
Japanese yen	10/17/2016	Citibank	$309,256	¥31,198,993	1,370
Japanese yen	10/17/2016	JPMorgan Chase	$154,705	¥15,599,497	761
Japanese yen	10/17/2016	Barclays Bank PLC	$573,192	¥58,183,000	(985)
Japanese yen	10/24/2016	Bank of America, N.A.	$36,837	¥3,669,900	610
Japanese yen	10/27/2016	JPMorgan Chase	$6,628	¥664,700	65
Japanese yen	10/27/2016	HSBC Bank	$498,886	¥50,945,000	(4,083)
Japanese yen	11/7/2016	Bank of America, N.A.	$499,141	¥50,000,000	5,280
Japanese yen	11/7/2016	Barclays Bank PLC	$496,120	¥50,000,000	2,259
Japanese yen	11/17/2016	JPMorgan Chase	$48,266	¥4,900,000	(152)
					$46,279

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
Nintendo Co., Ltd.[1]	11,325,300	64,000	899,146	10,490,154	$3,136	$2,775,760
Associated British Foods PLC[1]	40,015,838	6,087,126	—	46,102,964	6,076	1,553,665
Infineon Technologies AG1	52,368,143	14,149,699	—	66,517,842	—	1,186,893
Altice NV, Class A1,3	42,421,231	5,893,228	—	48,314,459	—	866,756
Altice NV, Class B1,3	16,341,536	—	—	16,341,536	—	294,267
Sysmex Corp.[1]	11,336,974	4,331,564	—	15,668,538	5,035	1,160,827
UCB SA1	12,642,824	—	—	12,642,824	15,795	977,545
HeidelbergCement AG1	6,278,510	3,868,212	—	10,146,722	10,210	958,437
UniCredit SpA[1]	37,802,730	347,103,509	—	384,906,239	5,118	897,084
International Consolidated Airlines Group, SA (CDI)[1]	156,533,816	9,550,000	—	166,083,816	17,342	859,951
Nitto Denko Corp.[1]	7,100,499	3,247,200	—	10,347,699	7,219	671,589
Paddy Power Betfair PLC[1]	4,436,476	267,700	—	4,704,176	2,464	532,143
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	—	519,712
Babcock International Group PLC[1]	32,759,478	—	—	32,759,478	8,692	439,513
Kroton Educacional SA, ordinary nominative	84,909,100	5,514,900	—	90,424,000	6,019	411,227
Tourmaline Oil Corp.[3]	14,417,000	—	—	14,417,000	—	390,548
Tech Mahindra Ltd.[1]	61,831,716	—	5,025,450	56,806,266	11,049	358,891
Barratt Developments PLC[1]	53,444,467	5,473,533	4,600,000	54,318,000	4,660	348,771

10	EuroPacific Growth Fund

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2016 (000)
Grasim Industries Ltd. (GDR)[1]	1,915,953	573,247	—	2,489,200	$839	$181,053
Grasim Industries Ltd.[1]	1,727,954	515,754	—	2,243,708	759	164,825
ASOS PLC[1,3]	3,534,605	1,768,334	—	5,302,939	—	333,291
Indiabulls Housing Finance Ltd.[1]	26,207,577	—	—	26,207,577	3,523	327,041
First Quantum Minerals Ltd.	38,070,001	—	—	38,070,001	440	315,134
B&M European Value Retail SA1	63,424,531	—	—	63,424,531	12,181	209,630
Tullow Oil PLC[1,3]	59,145,000	155,000	—	59,300,000	—	194,700
William Hill PLC[1]	40,476,007	4,794,000	—	45,270,007	4,941	178,495
Global Brands Group Holding Ltd.[1,3]	543,368,100	—	—	543,368,100	—	55,704
Naver Corp.[1,4]	1,670,228	—	701,342	968,886	—	—
Yandex NV, Class A3,4	12,712,200	1,206,800	2,365,712	11,553,288	—	—
					$125,498	$17,163,452

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $104,384,388,000, which represented 82.21% of the net assets of the fund. This amount includes $101,844,548,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Unaffiliated issuer at 9/30/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts
£ = British pounds

CAD = Canadian dollars

CDI = CREST Depository Interest

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

EuroPacific Growth Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $82,601,896)	$109,815,223
Affiliated issuers (cost: $14,206,897)	17,163,452	$126,978,675
Cash		890
Cash denominated in currencies other than U.S. dollars (cost: $52,141)		52,260
Unrealized appreciation on open forward currency contracts		53,042
Receivables for:
Sales of investments	166,387
Sales of fund’s shares	187,063
Dividends and interest	248,294
Other	3,978	605,722
		127,690,589
Liabilities:
Unrealized depreciation on open forward currency contracts		6,763
Payables for:
Purchases of investments	76,516
Repurchases of fund’s shares	499,172
Investment advisory services	43,898
Services provided by related parties	22,507
Trustees’ deferred compensation	3,828
Non-U.S. taxes	62,557
Other	1,700	710,178
Net assets at September 30, 2016		$126,973,648

Net assets consist of:
Capital paid in on shares of beneficial interest		$96,675,193
Undistributed net investment income		71,591
Undistributed net realized gain		56,822
Net unrealized appreciation		30,170,042
Net assets at September 30, 2016		$126,973,648

See Notes to Financial Statements

12	EuroPacific Growth Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,670,423 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$26,587,011	$557,502		$47.69
Class B	26,624	558		47.76
Class C	1,389,438	29,946		46.40
Class F-1	4,285,009	90,278		47.46
Class F-2	21,447,612	450,080		47.65
Class 529-A	1,140,758	24,179		47.18
Class 529-B	4,212	90		46.94
Class 529-C	343,357	7,464		46.00
Class 529-E	58,598	1,254		46.72
Class 529-F-1	94,834	2,009		47.21
Class R-1	244,327	5,335		45.80
Class R-2	799,814	17,331		46.15
Class R-2E	179,185	3,807		47.07
Class R-3	4,835,457	103,600		46.67
Class R-4	10,384,372	221,956		46.79
Class R-5E	10	—	*	47.56
Class R-5	8,832,315	185,175		47.70
Class R-6	46,320,715	969,859		47.76

*	Amount less than one thousand.

See Notes to Financial Statements

EuroPacific Growth Fund	13

Statement of operations	unaudited
for the six months ended September 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $126,508; also includes $125,498 from affiliates)	$1,295,958
Interest (net of non-U.S. taxes of $35)	38,601	$1,334,559

Fees and expenses*:
Investment advisory services	259,432
Distribution services	77,379
Transfer agent services	51,590
Administrative services	25,637
Reports to shareholders	2,397
Registration statement and prospectus	2,331
Trustees’ compensation	640
Auditing and legal	1,147
Custodian	11,370
Other	750	432,673
Net investment income		901,886

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $1,726; also includes $17,164 net gain from affiliates)	877,014
Forward currency contracts	32,334
Currency transactions	5,478	914,826
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $50,213)	7,383,510
Forward currency contracts	102,481
Currency translations	132	7,486,123
Net realized gain and unrealized appreciation		8,400,949
Net increase in net assets resulting from operations		$9,302,835

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	EuroPacific Growth Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended September 30, 2016*	Year ended March 31, 2016
Operations:
Net investment income	$901,886	$1,323,446
Net realized gain	914,826	1,989,208
Net unrealized appreciation (depreciation)	7,486,123	(14,415,636)
Net increase (decrease) in net assets resulting from operations	9,302,835	(11,102,982)

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(2,285,811)
Distributions from net realized gain on investments	—	(1,564,325)
Total dividends and distributions paid to shareholders	—	(3,850,136)

Net capital share transactions	(3,893,516)	8,007,359

Total increase (decrease) in net assets	5,409,319	(6,945,759)

Net assets:
Beginning of period	121,564,329	128,510,088
End of period (including undistributed and distributions in excess of net investment income: $71,591 and $(830,295), respectively)	$126,973,648	$121,564,329

*	Unaudited.

See Notes to Financial Statements

EuroPacific Growth Fund	15

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund“) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	EuroPacific Growth Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

EuroPacific Growth Fund	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

18	EuroPacific Growth Fund

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

EuroPacific Growth Fund	19

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,813,126	$19,903,020	$893	$22,717,039
Information technology	3,946,971	15,580,054	—	19,527,025
Consumer discretionary	1,917,450	14,504,581	—	16,422,031
Health care	364,273	11,669,720	—	12,033,993
Industrials	812,533	10,314,290	—	11,126,823
Consumer staples	904,576	8,958,755	—	9,863,331
Materials	736,564	6,665,089	—	7,401,653
Energy	3,430,809	2,950,261	—	6,381,070
Telecommunication services	—	5,557,784	—	5,557,784
Utilities	—	3,646,648	—	3,646,648
Miscellaneous	1,008,759	4,633,293	—	5,642,052
Bonds, notes & other debt instruments	—	427,147	—	427,147
Short-term securities	—	6,232,079	—	6,232,079
Total	$15,935,061	$111,042,721	$893	$126,978,675

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$53,042	$—	$53,042
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,763)	—	(6,763)
Total	$—	$46,279	$—	$46,279

*	Securities with a value of $96,655,077,000, which represented 76.12% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

20	EuroPacific Growth Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital

EuroPacific Growth Fund	21

controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, September 30, 2016 (dollars in thousands):

22	EuroPacific Growth Fund

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$53,042	Unrealized depreciation on open forward currency contracts	$6,763

		Net realized gain		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$32,334	Net unrealized appreciation on forward currency contracts	$102,481

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

EuroPacific Growth Fund	23

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of September 30, 2016, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$16,183	$—	$(10,624)	$—	$5,559
Barclays Bank PLC	6,205	(1,877)	—	—	4,328
Citibank	2,013	—	—	—	2,013
JPMorgan Chase	15,175	(437)	(8,940)	—	5,798
UBS AG	13,466	—	(10,248)	—	3,218
Total	$53,042	$(2,314)	$(29,812)	$—	$20,916
Liabilities:
Barclays Bank PLC	$1,877	$(1,877)	$—	$—	$—
HSBC Bank	4,449	—	(4,449)	—	—
JPMorgan Chase	437	(437)	—	—	—
Total	$6,763	$(2,314)	$(4,449)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains

24	EuroPacific Growth Fund

realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$212,258
Post-October capital loss deferral*	(680,760)

*	These deferrals are considered incurred in the subsequent year.

As of September 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$34,348,382
Gross unrealized depreciation on investment securities	(5,457,391)
Net unrealized appreciation on investment securities	28,890,991
Cost of investment securities	98,087,684

EuroPacific Growth Fund	25

No distributions were paid to shareholders during the six months ended September 30, 2016. The tax character of distributions paid to shareholders during the year ended March 31, 2016, was as follows (dollars in thousands):

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$476,583		$353,688		$830,271
Class B	311		965		1,276
Class C	14,682		20,999		35,681
Class F-1	97,026		74,104		171,130
Class F-2	349,600		223,280		572,880
Class 529-A	18,872		14,436		33,308
Class 529-B	30		137		167
Class 529-C	3,097		4,543		7,640
Class 529-E	844		758		1,602
Class 529-F-1	1,742		1,172		2,914
Class R-1	2,483		3,400		5,883
Class R-2	8,321		11,211		19,532
Class R-2E	39		25		64
Class R-3	77,953		71,594		149,547
Class R-4	202,890		151,238		354,128
Class R-5E*	—	†	—	†	—	†
Class R-5	199,549		125,010		324,559
Class R-6	831,789		507,765		1,339,554
Total	$2,285,811		$1,564,325		$3,850,136

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

26	EuroPacific Growth Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.394% on such assets in excess of $144 billion. For the six months ended September 30, 2016, the investment advisory services fee was $259,432,000, which was equivalent to an annualized rate of 0.419% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

EuroPacific Growth Fund	27

billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. From April 1, 2016 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	EuroPacific Growth Fund

For the six months ended September 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$32,114	$21,525		$1,324		Not applicable
Class B	189	36		Not applicable		Not applicable
Class C	7,055	1,051		354		Not applicable
Class F-1	5,246	2,777		1,067		Not applicable
Class F-2	Not applicable	10,624		5,050		Not applicable
Class 529-A	1,208	646		279		$441
Class 529-B	28	5		1		2
Class 529-C	1,667	209		85		134
Class 529-E	142	20		14		23
Class 529-F-1	—	52		23		36
Class R-1	1,229	148		62		Not applicable
Class R-2	2,940	1,419		198		Not applicable
Class R-2E	402	125		34		Not applicable
Class R-3	12,155	3,801		1,222		Not applicable
Class R-4	13,004	6,164		2,601		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	2,540		2,249		Not applicable
Class R-6	Not applicable	448		11,074		Not applicable
Total class-specific expenses	$77,379	$51,590		$25,637		$636

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $640,000 in the fund’s statement of operations reflects $227,000 in current fees (either paid in cash or deferred) and a net increase of $413,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

EuroPacific Growth Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2016

Class A	$832,098	18,344	$(1)		—	[2]	$(2,754,853)	(60,512)	$(1,922,756)	(42,168)
Class B	155	3	—		—		(30,945)	(682)	(30,790)	(679)
Class C	59,161	1,338	—	[2]	—	[2]	(242,192)	(5,478)	(183,031)	(4,140)
Class F-1	391,424	8,659	—		—		(702,260)	(15,517)	(310,836)	(6,858)
Class F-2	2,927,563	64,155	16		—	[2]	(2,402,533)	(52,762)	525,046	11,393
Class 529-A	45,543	1,013	—	[2]	—	[2]	(90,160)	(1,999)	(44,617)	(986)
Class 529-B	68	1	—		—		(3,923)	(87)	(3,855)	(86)
Class 529-C	15,501	353	—	[2]	—	[2]	(30,474)	(689)	(14,973)	(336)
Class 529-E	2,582	58	—		—		(4,753)	(107)	(2,171)	(49)
Class 529-F-1	7,430	164	—		—		(9,330)	(207)	(1,900)	(43)
Class R-1	12,224	280	—		—		(33,564)	(764)	(21,340)	(484)
Class R-2	70,714	1,605	—		—		(126,099)	(2,866)	(55,385)	(1,261)
Class R-2E	165,919	3,777	—		—		(7,464)	(165)	158,455	3,612
Class R-3	381,739	8,579	—	[2]	—	[2]	(927,064)	(20,839)	(545,325)	(12,260)
Class R-4	822,345	18,525	—	[2]	—	[2]	(2,505,637)	(56,899)	(1,683,292)	(38,374)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	775,953	17,205	—	[2]	—	[2]	(1,895,037)	(41,996)	(1,119,084)	(24,791)
Class R-6	6,193,809	137,331	—		—		(4,831,471)	(105,815)	1,362,338	31,516
Total net increase (decrease)	$12,704,228	281,390	$15		—	[2]	$(16,597,759)	(367,384)	$(3,893,516)	(85,994)

30	EuroPacific Growth Fund

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended March 31, 2016

Class A	$3,109,012	64,919		$812,252	17,742	$(4,689,457)	(99,546)	$(768,193)	(16,885)
Class B	1,776	36		1,266	28	(78,273)	(1,644)	(75,231)	(1,580)
Class C	280,589	5,938		34,945	780	(437,478)	(9,611)	(121,944)	(2,893)
Class F-1	1,612,998	34,041		167,438	3,675	(3,464,918)	(76,949)	(1,684,482)	(39,233)
Class F-2	7,993,824	174,774		524,052	11,479	(3,413,868)	(74,181)	5,104,008	112,072
Class 529-A	131,219	2,792		33,303	735	(128,660)	(2,758)	35,862	769
Class 529-B	245	5		167	4	(9,997)	(215)	(9,585)	(206)
Class 529-C	40,841	887		7,637	172	(45,416)	(997)	3,062	62
Class 529-E	6,801	146		1,602	36	(6,754)	(147)	1,649	35
Class 529-F-1	18,283	390		2,912	64	(16,351)	(355)	4,844	99
Class R-1	45,219	986		5,881	133	(55,721)	(1,226)	(4,621)	(107)
Class R-2	194,550	4,231		19,507	438	(281,822)	(6,180)	(67,765)	(1,511)
Class R-2E	8,712	203		64	1	(564)	(13)	8,212	191
Class R-3	1,138,522	24,407		149,414	3,328	(2,047,190)	(44,348)	(759,254)	(16,613)
Class R-4	2,526,075	54,556		354,078	7,884	(3,602,662)	(77,428)	(722,509)	(14,988)
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	2,140,246	45,144		323,974	7,094	(3,370,197)	(71,320)	(905,977)	(19,082)
Class R-6	12,673,472	268,774		1,332,172	29,138	(6,036,371)	(127,985)	7,969,273	169,927
Total net increase (decrease)	$31,922,394	682,229		$3,770,664	82,731	$(27,685,699)	(594,903)	$8,007,359	170,057

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,680,720,000 and $14,849,229,000, respectively, during the six months ended September 30, 2016.

EuroPacific Growth Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 9/30/2016[4,5]	$44.28	$.30	$3.11	$3.41
Year ended 3/31/2016	49.91	.44	(4.68)	(4.24)
Year ended 3/31/2015	49.37	.43	.76	1.19
Year ended 3/31/2014	42.38	.69	6.75	7.44
Year ended 3/31/2013	39.47	.58	3.02	3.60
Year ended 3/31/2012	42.81	.65	(3.40)	(2.75)
Class B:
Six months ended 9/30/2016[4,5]	44.52	.14	3.10	3.24
Year ended 3/31/2016	49.89	.08	(4.67)	(4.59)
Year ended 3/31/2015	49.17	.09	.75	.84
Year ended 3/31/2014	42.16	.33	6.71	7.04
Year ended 3/31/2013	39.20	.32	2.96	3.28
Year ended 3/31/2012	42.39	.37	(3.34)	(2.97)
Class C:
Six months ended 9/30/2016[4,5]	43.25	.12	3.03	3.15
Year ended 3/31/2016	48.75	.06	(4.56)	(4.50)
Year ended 3/31/2015	48.22	.05	.73	.78
Year ended 3/31/2014	41.41	.32	6.59	6.91
Year ended 3/31/2013	38.57	.28	2.92	3.20
Year ended 3/31/2012	41.76	.34	(3.28)	(2.94)
Class F-1:
Six months ended 9/30/2016[4,5]	44.08	.29	3.09	3.38
Year ended 3/31/2016	49.67	.41	(4.64)	(4.23)
Year ended 3/31/2015	49.10	.45	.71	1.16
Year ended 3/31/2014	42.15	.67	6.72	7.39
Year ended 3/31/2013	39.27	.57	3.01	3.58
Year ended 3/31/2012	42.59	.63	(3.37)	(2.74)
Class F-2:
Six months ended 9/30/2016[4,5]	44.19	.35	3.11	3.46
Year ended 3/31/2016	49.82	.56	(4.68)	(4.12)
Year ended 3/31/2015	49.32	.53	.76	1.29
Year ended 3/31/2014	42.33	.82	6.74	7.56
Year ended 3/31/2013	39.44	.66	3.05	3.71
Year ended 3/31/2012	42.80	.73	(3.39)	(2.66)
Class 529-A:
Six months ended 9/30/2016[4,5]	43.82	.28	3.08	3.36
Year ended 3/31/2016	49.41	.40	(4.63)	(4.23)
Year ended 3/31/2015	48.89	.40	.75	1.15
Year ended 3/31/2014	41.98	.66	6.69	7.35
Year ended 3/31/2013	39.12	.55	2.99	3.54
Year ended 3/31/2012	42.45	.61	(3.35)	(2.74)

32	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$—	$—	$—	$47.69	7.70%[6]	$26,587	.86%[7]		1.30%[7]
(.80)	(.59)	(1.39)	44.28	(8.60)	26,556	.83		.92
(.65)	—	(.65)	49.91	2.48	30,770	.83		.88
(.45)	—	(.45)	49.37	17.57	32,295	.84		1.50
(.69)	—	(.69)	42.38	9.19	29,939	.86		1.48
(.59)	—	(.59)	39.47	(6.25)	31,443	.84		1.65

—	—	—	47.76	7.30 [6]	27	1.62	[7]	.61	[7]
(.19)	(.59)	(.78)	44.52	(9.28)	55	1.57		.17
(.12)	—	(.12)	49.89	1.73	141	1.56		.19
(.03)	—	(.03)	49.17	16.70	253	1.58		.73
(.32)	—	(.32)	42.16	8.39	330	1.59		.81
(.22)	—	(.22)	39.20	(6.95)	464	1.58		.96

—	—	—	46.40	7.28 [6]	1,389	1.64	[7]	.52	[7]
(.41)	(.59)	(1.00)	43.25	(9.30)	1,474	1.62		.13
(.25)	—	(.25)	48.75	1.65	1,803	1.61		.11
(.10)	—	(.10)	48.22	16.69	1,990	1.62		.72
(.36)	—	(.36)	41.41	8.34	1,896	1.63		.73
(.25)	—	(.25)	38.57	(6.97)	2,111	1.62		.89

—	—	—	47.46	7.67 [6]	4,285	.87	[7]	1.29	[7]
(.77)	(.59)	(1.36)	44.08	(8.60)	4,281	.86		.86
(.59)	—	(.59)	49.67	2.43	6,773	.86		.93
(.44)	—	(.44)	49.10	17.55	9,425	.87		1.47
(.70)	—	(.70)	42.15	9.19	8,288	.85		1.45
(.58)	—	(.58)	39.27	(6.25)	7,399	.86		1.62

—	—	—	47.65	7.83 [6]	21,448	.60	[7]	1.55	[7]
(.92)	(.59)	(1.51)	44.19	(8.36)	19,386	.60		1.18
(.79)	—	(.79)	49.82	2.69	16,273	.59		1.06
(.57)	—	(.57)	49.32	17.90	10,714	.59		1.78
(.82)	—	(.82)	42.33	9.47	7,828	.59		1.67
(.70)	—	(.70)	39.44	(6.02)	5,958	.58		1.86

—	—	—	47.18	7.67 [6]	1,141	.91	[7]	1.25	[7]
(.77)	(.59)	(1.36)	43.82	(8.64)	1,103	.90		.86
(.63)	—	(.63)	49.41	2.41	1,205	.89		.82
(.44)	—	(.44)	48.89	17.52	1,187	.90		1.45
(.68)	—	(.68)	41.98	9.12	999	.91		1.40
(.59)	—	(.59)	39.12	(6.30)	928	.89		1.56

See page 38 for footnotes.

EuroPacific Growth Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 9/30/2016[4,5]	$43.78	$.12	$3.04	$3.16
Year ended 3/31/2016	49.07	.02	(4.59)	(4.57)
Year ended 3/31/2015	48.39	.03	.73	.76
Year ended 3/31/2014	41.51	.28	6.60	6.88
Year ended 3/31/2013	38.61	.26	2.92	3.18
Year ended 3/31/2012	41.77	.32	(3.29)	(2.97)
Class 529-C:
Six months ended 9/30/2016[4,5]	42.90	.10	3.00	3.10
Year ended 3/31/2016	48.38	.04	(4.53)	(4.49)
Year ended 3/31/2015	47.88	.02	.73	.75
Year ended 3/31/2014	41.15	.29	6.54	6.83
Year ended 3/31/2013	38.36	.24	2.93	3.17
Year ended 3/31/2012	41.60	.29	(3.26)	(2.97)
Class 529-E:
Six months ended 9/30/2016[4,5]	43.45	.23	3.04	3.27
Year ended 3/31/2016	49.00	.29	(4.59)	(4.30)
Year ended 3/31/2015	48.49	.27	.75	1.02
Year ended 3/31/2014	41.65	.54	6.63	7.17
Year ended 3/31/2013	38.82	.44	2.97	3.41
Year ended 3/31/2012	42.11	.50	(3.32)	(2.82)
Class 529-F-1:
Six months ended 9/30/2016[4,5]	43.81	.33	3.07	3.40
Year ended 3/31/2016	49.40	.50	(4.62)	(4.12)
Year ended 3/31/2015	48.89	.51	.74	1.25
Year ended 3/31/2014	41.97	.75	6.70	7.45
Year ended 3/31/2013	39.11	.63	3.00	3.63
Year ended 3/31/2012	42.45	.69	(3.36)	(2.67)
Class R-1:
Six months ended 9/30/2016[4,5]	42.69	.12	2.99	3.11
Year ended 3/31/2016	48.14	.07	(4.50)	(4.43)
Year ended 3/31/2015	47.64	.06	.72	.78
Year ended 3/31/2014	40.90	.33	6.50	6.83
Year ended 3/31/2013	38.12	.27	2.90	3.17
Year ended 3/31/2012	41.34	.32	(3.24)	(2.92)
Class R-2:
Six months ended 9/30/2016[4,5]	43.01	.13	3.01	3.14
Year ended 3/31/2016	48.49	.08	(4.53)	(4.45)
Year ended 3/31/2015	47.96	.07	.73	.80
Year ended 3/31/2014	41.20	.34	6.54	6.88
Year ended 3/31/2013	38.39	.28	2.92	3.20
Year ended 3/31/2012	41.60	.33	(3.26)	(2.93)

34	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$—	$—	$—	$46.94	7.22%[6]	$4	1.71%[7]		.52%[7]
(.13)	(.59)	(.72)	43.78	(9.36)	8	1.70		.04
(.08)	—	(.08)	49.07	1.58	19	1.69		.06
—	—	—	48.39	16.58	31	1.70		.62
(.28)	—	(.28)	41.51	8.26	39	1.71		.68
(.19)	—	(.19)	38.61	(7.05)	52	1.70		.83

—	—	—	46.00	7.23 [6]	343	1.69	[7]	.47	[7]
(.40)	(.59)	(.99)	42.90	(9.35)	335	1.68		.08
(.25)	—	(.25)	48.38	1.62	374	1.67		.04
(.10)	—	(.10)	47.88	16.57	378	1.68		.66
(.38)	—	(.38)	41.15	8.29	329	1.70		.62
(.27)	—	(.27)	38.36	(7.05)	321	1.68		.77

—	—	—	46.72	7.53 [6]	59	1.14	[7]	1.01	[7]
(.66)	(.59)	(1.25)	43.45	(8.86)	57	1.14		.62
(.51)	—	(.51)	49.00	2.15	62	1.14		.57
(.33)	—	(.33)	48.49	17.22	63	1.15		1.19
(.58)	—	(.58)	41.65	8.86	53	1.17		1.14
(.47)	—	(.47)	38.82	(6.58)	50	1.16		1.29

—	—	—	47.21	7.76 [6]	95	.69	[7]	1.46	[7]
(.88)	(.59)	(1.47)	43.81	(8.44)	90	.69		1.07
(.74)	—	(.74)	49.40	2.62	96	.67		1.04
(.53)	—	(.53)	48.89	17.75	90	.68		1.65
(.77)	—	(.77)	41.97	9.37	74	.70		1.60
(.67)	—	(.67)	39.11	(6.09)	65	.68		1.78

—	—	—	45.80	7.26 [6]	244	1.62	[7]	.54	[7]
(.43)	(.59)	(1.02)	42.69	(9.28)	248	1.61		.15
(.28)	—	(.28)	48.14	1.67	285	1.59		.12
(.09)	—	(.09)	47.64	16.70	299	1.61		.75
(.39)	—	(.39)	40.90	8.36	288	1.61		.72
(.30)	—	(.30)	38.12	(6.98)	300	1.61		.85

—	—	—	46.15	7.30 [6]	800	1.60	[7]	.57	[7]
(.44)	(.59)	(1.03)	43.01	(9.25)	800	1.58		.18
(.27)	—	(.27)	48.49	1.70	975	1.57		.15
(.12)	—	(.12)	47.96	16.71	1,079	1.57		.76
(.39)	—	(.39)	41.20	8.41	1,041	1.60		.74
(.28)	—	(.28)	38.39	(7.00)	1,098	1.62		.87

See page 38 for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 9/30/2016[4,5]	$43.79	$.16	$3.12	$3.28
Year ended 3/31/2016	49.67	.52	(4.89)	(4.37)
Period from 8/29/2014 to 3/31/2015[4,8]	50.08	.10	.27	.37
Class R-3:
Six months ended 9/30/2016[4,5]	43.40	.23	3.04	3.27
Year ended 3/31/2016	48.93	.29	(4.59)	(4.30)
Year ended 3/31/2015	48.40	.28	.74	1.02
Year ended 3/31/2014	41.56	.54	6.62	7.16
Year ended 3/31/2013	38.73	.46	2.96	3.42
Year ended 3/31/2012	42.01	.51	(3.31)	(2.80)
Class R-4:
Six months ended 9/30/2016[4,5]	43.45	.29	3.05	3.34
Year ended 3/31/2016	48.99	.43	(4.59)	(4.16)
Year ended 3/31/2015	48.48	.42	.74	1.16
Year ended 3/31/2014	41.63	.67	6.64	7.31
Year ended 3/31/2013	38.79	.57	2.98	3.55
Year ended 3/31/2012	42.09	.62	(3.33)	(2.71)
Class R-5E:
Six months ended 9/30/2016[4,5]	44.14	.32	3.10	3.42
Period from 11/20/2015 to 3/31/2016[4,10]	48.16	.20	(2.65)	(2.45)
Class R-5:
Six months ended 9/30/2016[4,5]	44.22	.37	3.11	3.48
Year ended 3/31/2016	49.85	.58	(4.68)	(4.10)
Year ended 3/31/2015	49.32	.59	.74	1.33
Year ended 3/31/2014	42.33	.82	6.76	7.58
Year ended 3/31/2013	39.43	.70	3.02	3.72
Year ended 3/31/2012	42.78	.76	(3.40)	(2.64)
Class R-6:
Six months ended 9/30/2016[4,5]	44.27	.38	3.11	3.49
Year ended 3/31/2016	49.90	.60	(4.67)	(4.07)
Year ended 3/31/2015	49.38	.60	.74	1.34
Year ended 3/31/2014	42.38	.85	6.76	7.61
Year ended 3/31/2013	39.48	.70	3.04	3.74
Year ended 3/31/2012	42.85	.73	(3.36)	(2.63)

	Six months ended September 30,	Year ended March 31
	2016[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	13%	30%	28%	28%	27%	24%

See Notes to Financial Statements

36	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$—	$—	$—	$47.07	7.49%[6]	$179		1.29%[7]		.71%[7]
(.92)	(.59)	(1.51)	43.79	(8.89)	8		1.18		1.25

(.78)	—	(.78)	49.67	.82 [6]	—	[9]	1.26	[6]	.28	[6]

—	—	—	46.67	7.53 [6]	4,836		1.15	[7]	1.01	[7]
(.64)	(.59)	(1.23)	43.40	(8.87)	5,029		1.14		.62
(.49)	—	(.49)	48.93	2.16	6,482		1.13		.59
(.32)	—	(.32)	48.40	17.24	7,219		1.14		1.20
(.59)	—	(.59)	41.56	8.87	6,962		1.14		1.18
(.48)	—	(.48)	38.73	(6.52)	6,922		1.14		1.32

—	—	—	46.79	7.69 [6]	10,384		.87	[7]	1.29	[7]
(.79)	(.59)	(1.38)	43.45	(8.58)	11,310		.85		.92
(.65)	—	(.65)	48.99	2.45	13,488		.84		.88
(.46)	—	(.46)	48.48	17.57	14,394		.84		1.50
(.71)	—	(.71)	41.63	9.20	12,961		.85		1.47
(.59)	—	(.59)	38.79	(6.25)	12,490		.85		1.61

—	—	—	47.56	7.75 [6]	—	[9]	.73	[7]	1.42	[7]

(.98)	(.59)	(1.57)	44.14	(5.19)[6]	—	[9]	.25	[6]	.46	[6]

—	—	—	47.70	7.87 [6]	8,832		.55	[7]	1.62	[7]
(.94)	(.59)	(1.53)	44.22	(8.32)	9,285		.54		1.21
(.80)	—	(.80)	49.85	2.77	11,418		.53		1.19
(.59)	—	(.59)	49.32	17.93	12,197		.54		1.79
(.82)	—	(.82)	42.33	9.54	13,746		.55		1.78
(.71)	—	(.71)	39.43	(5.99)	14,016		.55		1.93

—	—	—	47.76	7.89 [6]	46,321		.50	[7]	1.65	[7]
(.97)	(.59)	(1.56)	44.27	(8.26)	41,539		.50		1.27
(.82)	—	(.82)	49.90	2.80	38,346		.49		1.20
(.61)	—	(.61)	49.38	17.97	32,575		.49		1.85
(.84)	—	(.84)	42.38	9.58	22,744		.50		1.76
(.74)	—	(.74)	39.48	(5.94)	17,603		.50		1.88

See page 38 for footnotes.

EuroPacific Growth Fund	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the period ended March 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.19 and .40 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	Amount less than $1 million.
[10]	Class R-5E shares were offered beginning November 20, 2015.

38	EuroPacific Growth Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2016, through September 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPacific Growth Fund	39

	Beginning account value 4/1/2016	Ending account value 9/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,077.03	$4.48	.86%
Class A - assumed 5% return	1,000.00	1,020.76	4.36	.86
Class B - actual return	1,000.00	1,073.02	8.42	1.62
Class B - assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class C - actual return	1,000.00	1,072.81	8.52	1.64
Class C - assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class F-1 - actual return	1,000.00	1,076.68	4.53	.87
Class F-1 - assumed 5% return	1,000.00	1,020.71	4.41	.87
Class F-2 - actual return	1,000.00	1,078.32	3.13	.60
Class F-2 - assumed 5% return	1,000.00	1,022.06	3.04	.60
Class 529-A - actual return	1,000.00	1,076.69	4.74	.91
Class 529-A - assumed 5% return	1,000.00	1,020.51	4.61	.91
Class 529-B - actual return	1,000.00	1,072.16	8.88	1.71
Class 529-B - assumed 5% return	1,000.00	1,016.50	8.64	1.71
Class 529-C - actual return	1,000.00	1,072.26	8.78	1.69
Class 529-C - assumed 5% return	1,000.00	1,016.60	8.54	1.69
Class 529-E - actual return	1,000.00	1,075.26	5.93	1.14
Class 529-E - assumed 5% return	1,000.00	1,019.35	5.77	1.14
Class 529-F-1 - actual return	1,000.00	1,077.62	3.59	.69
Class 529-F-1 - assumed 5% return	1,000.00	1,021.61	3.50	.69
Class R-1 - actual return	1,000.00	1,072.63	8.42	1.62
Class R-1 - assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class R-2 - actual return	1,000.00	1,072.99	8.31	1.60
Class R-2 - assumed 5% return	1,000.00	1,017.05	8.09	1.60
Class R-2E - actual return	1,000.00	1,074.89	6.71	1.29
Class R-2E - assumed 5% return	1,000.00	1,018.60	6.53	1.29
Class R-3 - actual return	1,000.00	1,075.32	5.98	1.15
Class R-3 - assumed 5% return	1,000.00	1,019.30	5.82	1.15
Class R-4 - actual return	1,000.00	1,076.87	4.53	.87
Class R-4 - assumed 5% return	1,000.00	1,020.71	4.41	.87
Class R-5E - actual return	1,000.00	1,077.47	3.80	.73
Class R-5E - assumed 5% return	1,000.00	1,021.41	3.70	.73
Class R-5 - actual return	1,000.00	1,078.69	2.87	.55
Class R-5 - assumed 5% return	1,000.00	1,022.31	2.79	.55
Class R-6 - actual return	1,000.00	1,078.85	2.61	.50
Class R-6 - assumed 5% return	1,000.00	1,022.56	2.54	.50

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

40	EuroPacific Growth Fund

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EuroPacific Growth Fund	41

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42	EuroPacific Growth Fund

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EuroPacific Growth Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2016, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
September 30, 2016
unaudited
Common stocks 94.76% Financials 15.89%	Shares	Value (000)
HDFC Bank Ltd.[1]	99,206,759	$2,193,069
HDFC Bank Ltd. (ADR)	8,898,800	639,735
AIA Group Ltd.[1]	366,633,600	2,456,486
Prudential PLC[1]	110,625,527	1,963,435
Barclays PLC[1]	666,675,486	1,453,613
Housing Development Finance Corp. Ltd.[1]	51,986,265	1,091,569
Kotak Mahindra Bank Ltd.[1]	90,708,514	1,061,535
Fairfax Financial Holdings Ltd.	873,091	511,771
Fairfax Financial Holdings Ltd. (CAD denominated)	802,378	470,143
UniCredit SpA[1,2]	384,906,239	897,084
Credit Suisse Group AG1	63,611,289	832,218
Société Générale[1]	18,380,372	634,318
ORIX Corp.[1]	41,501,700	612,376
ICICI Bank Ltd.[1]	130,051,772	495,362
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	72,260,000	373,504
Commerzbank AG, non-registered shares[1]	55,053,715	354,938
Toronto-Dominion Bank (CAD denominated)	7,410,000	328,944
Indiabulls Housing Finance Ltd.[1,2]	26,207,577	327,041
Bank of Ireland[1,3]	1,405,558,553	292,576
Itaú Unibanco Holding SA, preferred nominative (ADR)	21,845,000	238,984
BNP Paribas SA1	4,087,666	210,170
Hana Financial Group Inc.[1]	7,515,630	191,136
Svenska Handelsbanken AB, Class A1	13,841,154	190,078
Brookfield Asset Management Inc., Class A	5,347,000	188,107
Siam Commercial Bank PCL[1]	42,933,840	184,469
UBS Group AG1	13,529,026	183,706
Axis Bank Ltd.[1]	21,393,890	174,871
Macquarie Group Ltd.[1]	2,710,000	170,712
Aberdeen Asset Management PLC[1]	35,986,042	151,897
Metropolitan Bank & Trust Co.[1]	84,220,000	148,283
Sberbank of Russia (ADR)[1]	15,630,000	146,313
AXA SA1	6,440,241	137,024
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	131,392
St. James’s Place PLC[1]	9,113,747	112,216
Standard Chartered PLC (HKD denominated)[1,3]	4,885,857	39,698
Standard Chartered PLC[1,3]	4,860,000	39,578
RSA Insurance Group PLC[1]	9,457,706	66,932
Eurobank Ergasias SA1,3	108,860,228	62,476
Bankia, SA1	75,948,709	62,281
Royal Bank of Canada	1,000,000	61,938
Haci Ömer Sabanci Holding AS1	19,560,000	60,738
Investment AB Kinnevik, Class B1	2,318,633	59,096
Shinsei Bank, Ltd.[1]	38,280,000	57,874
Bangkok Bank PCL, non-voting depository receipt[1]	10,507,900	49,516
Akbank TAS[1]	17,645,000	47,393
EuroPacific Growth Fund — Page 1 of 9

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Banca Monte dei Paschi di Siena SPA[1,3]	49,384,445	$10,337
Banca Popolare Di Milano[1]	24,275,000	9,753
		20,176,685
Information technology 15.38%
Nintendo Co., Ltd.[1,2]	10,490,154	2,775,760
Tencent Holdings Ltd.[1]	96,940,800	2,686,053
Alibaba Group Holding Ltd. (ADR)[3]	25,302,445	2,676,746
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	354,750,649	2,080,526
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	182,400
ASML Holding NV1	12,981,811	1,423,575
Murata Manufacturing Co., Ltd.[1]	9,693,526	1,264,365
Infineon Technologies AG1,2	66,517,842	1,186,893
Baidu, Inc., Class A (ADR)[3]	4,639,031	844,628
Naver Corp.[1]	968,886	777,774
Samsung Electronics Co., Ltd.[1]	447,700	652,499
Samsung Electronics Co., Ltd., non-voting preferred[1]	48,800	57,609
Nokia Corp.[1]	63,884,500	369,849
Tech Mahindra Ltd.[1,2]	56,806,266	358,891
Keyence Corp.[1]	418,000	304,228
Tata Consultancy Services Ltd.[1]	7,966,000	291,652
Yandex NV, Class A3	11,553,288	243,197
Hexagon AB, Class B1	5,037,949	219,838
Samsung SDI Co., Ltd.[1]	2,439,352	214,577
AAC Technologies Holdings Inc.[1]	18,681,000	189,168
TDK Corp.[1]	2,811,700	188,077
SK hynix Inc.[1]	4,283,000	156,751
Halma PLC[1]	8,955,157	121,760
Hermes Microvision Inc.[1]	2,350,000	101,684
LG Display Co., Ltd.[1]	3,543,269	90,378
ASM Pacific Technology Ltd.[1]	8,247,000	68,147
		19,527,025
Consumer discretionary 12.93%
Sony Corp.[1]	59,515,000	1,944,613
Naspers Ltd., Class N1	7,290,132	1,263,434
Altice NV, Class A1,2,3	48,314,459	866,756
Altice NV, Class B1,2,3	16,341,536	294,267
adidas AG1	5,151,373	894,060
Ctrip.com International, Ltd. (ADR)[3]	18,068,000	841,427
Rakuten, Inc.[1]	49,182,900	639,777
Industria de Diseño Textil, SA1	17,201,000	637,650
Toyota Motor Corp.[1]	10,473,300	607,386
Paddy Power Betfair PLC[1,2]	4,704,176	532,143
Kering SA1	2,576,100	519,110
Mahindra & Mahindra Ltd.[1]	23,794,388	503,816
Hyundai Mobis Co., Ltd.[1]	1,917,260	480,018
Hyundai Motor Co.[1]	3,674,447	453,709
Galaxy Entertainment Group Ltd.[1]	118,656,000	451,495
LVMH Moet Hennessy Vuitton SE1	2,579,700	439,782
Liberty Global PLC, Class C3	8,508,070	281,107
Liberty Global PLC, Class A3	3,790,000	129,542
Liberty Global PLC LiLAC, Class C3	378,911	10,628
Liberty Global PLC LiLAC, Class A3	143,310	3,954
Kroton Educacional SA, ordinary nominative[2]	90,424,000	411,227
EuroPacific Growth Fund — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Steinhoff International Holdings NV1	69,351,481	$398,058
Barratt Developments PLC[1,2]	54,318,000	348,771
Sands China Ltd.[1]	78,995,200	346,032
ASOS PLC[1,2,3]	5,302,939	333,291
Publicis Groupe SA1	3,579,205	270,673
B&M European Value Retail SA1,2	63,424,531	209,630
H & M Hennes & Mauritz AB, Class B1	7,370,003	207,772
Maruti Suzuki India Ltd.[1]	2,460,000	203,125
Don Quijote Holdings Co., Ltd.[1]	5,288,500	193,829
Schibsted ASA[1]	6,837,977	190,281
Li & Fung Ltd.[1]	356,847,000	183,889
William Hill PLC[1,2]	45,270,007	178,495
Suzuki Motor Corp.[1]	5,160,000	172,740
Techtronic Industries Co. Ltd.[1]	43,815,000	171,827
Melco Crown Entertainment Ltd. (ADR)	8,414,000	135,549
Mr Price Group Ltd.[1]	10,345,345	114,554
Ryohin Keikaku Co., Ltd.[1]	561,500	113,111
JD.com, Inc., Class A (ADR)[3]	3,986,800	104,016
Sports Direct International PLC[1,3]	19,276,154	71,675
Accor SA1	1,654,581	65,630
TOD’S SpA[1]	1,224,376	64,644
Global Brands Group Holding Ltd.[1,2,3]	543,368,100	55,704
Samsonite International SA1	14,220,000	45,712
Hermès International[1]	47,805	19,450
HUGO BOSS AG1	246,134	13,612
Ferrari NV1	78,157	4,060
		16,422,031
Health care 9.48%
Novo Nordisk A/S, Class B1	87,765,495	3,656,791
Novartis AG1	30,892,832	2,429,452
Sysmex Corp.[1,2]	15,668,538	1,160,827
UCB SA1,2	12,642,824	977,545
Bayer AG1	7,886,000	792,101
Grifols, SA, Class A, non-registered shares[1]	12,687,000	273,352
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	11,254,100	180,279
Grifols, SA, Class B (ADR)	3,541,478	56,558
Takeda Pharmaceutical Co. Ltd.[1]	9,397,000	449,795
Roche Holding AG, non-registered shares, non-voting[1]	1,585,500	392,785
Sanofi[1]	5,088,500	387,704
Teva Pharmaceutical Industries Ltd. (ADR)	6,688,000	307,715
Merck KGaA[1]	1,645,500	177,323
Astellas Pharma Inc.[1]	10,748,000	167,851
Fresenius SE & Co. KGaA[1]	2,032,800	162,147
Chugai Pharmaceutical Co., Ltd.[1]	4,431,000	159,997
AstraZeneca PLC[1]	2,408,000	155,991
Sonova Holding AG1	1,030,000	145,780
		12,033,993
Industrials 8.76%
Airbus Group SE, non-registered shares[1]	24,258,000	1,467,337
International Consolidated Airlines Group, SA (CDI)[1,2]	166,083,816	859,951
Ryanair Holdings PLC (ADR)	10,603,756	795,600
Recruit Holdings Co., Ltd.[1]	18,302,100	744,545
Nidec Corp.[1]	7,778,900	715,667
EuroPacific Growth Fund — Page 3 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Rolls-Royce Holdings PLC[1,3]	62,742,262	$585,602
Toshiba Corp.[1,3]	174,569,000	583,269
Komatsu Ltd.[1]	20,533,000	470,494
Babcock International Group PLC[1,2]	32,759,478	439,513
Jardine Matheson Holdings Ltd.[1]	6,812,500	413,834
Eicher Motors Ltd.[1]	1,078,308	403,037
ASSA ABLOY AB, Class B1	16,774,000	340,592
Abertis Infraestructuras, SA, Class A1	20,236,202	315,070
Deutsche Post AG1	9,404,138	293,896
KONE Oyj, Class B1	5,716,000	290,025
Groupe Eurotunnel SE1	24,791,248	268,015
Geberit AG1	612,000	267,842
CK Hutchison Holdings Ltd.[1]	20,691,784	264,002
SECOM Co., Ltd.[1]	2,875,000	214,552
Wolseley PLC[1]	3,796,904	214,022
Edenred SA1	8,850,000	206,935
easyJet PLC[1]	15,145,795	197,980
Leonardo - Finmeccanica SPA[1,3]	17,228,136	195,427
Capita PLC[1]	13,141,000	114,141
Ashtead Group PLC[1]	6,653,000	109,602
Safran SA1	1,288,741	92,665
Bureau Veritas SA1	3,749,000	80,417
Air France-KLM[1,3]	9,233,795	49,613
Alliance Global Group, Inc.[1]	150,350,000	49,233
Adecco SA1	750,000	42,235
Andritz AG1	455,196	24,777
ALFA, SAB de CV, Class A, ordinary participation certificates	10,850,000	16,933
		11,126,823
Consumer staples 7.77%
British American Tobacco PLC[1]	31,995,999	2,046,221
Associated British Foods PLC[1,2]	46,102,964	1,553,665
Nestlé SA1	12,942,799	1,019,810
Pernod Ricard SA1	7,893,513	933,936
Kao Corp.[1]	14,140,800	796,494
Alimentation Couche-Tard Inc., Class B	14,041,800	680,497
AMOREPACIFIC Corp.[1]	1,669,698	590,538
CP ALL PCL[1]	281,395,000	501,365
Uni-Charm Corp.[1]	15,300,000	396,325
Japan Tobacco Inc.[1]	6,068,000	247,908
Coca-Cola Enterprises, Inc.	4,952,418	197,601
Thai Beverage PCL[1]	230,295,000	163,978
Treasury Wine Estates Ltd.[1]	16,669,734	141,056
Seven & i Holdings Co., Ltd.[1]	2,430,000	114,841
Coca-Cola HBC AG (CDI)[1]	3,562,746	82,682
Shiseido Co., Ltd.[1]	3,015,000	79,731
President Chain Store Corp.[1]	9,569,000	76,350
Glanbia PLC[1]	3,965,903	76,294
Reckitt Benckiser Group PLC[1]	787,000	74,165
Ajinomoto Co., Inc.[1]	2,846,000	63,396
Hypermarcas SA, ordinary nominative	3,089,700	26,478
		9,863,331
EuroPacific Growth Fund — Page 4 of 9

unaudited
Common stocks Materials 5.83%	Shares	Value (000)
Glencore PLC[1,3]	366,431,838	$1,004,571
HeidelbergCement AG1,2	10,146,722	958,437
Syngenta AG1	2,019,700	883,154
Nitto Denko Corp.[1,2]	10,347,699	671,589
ArcelorMittal[1,3]	109,902,099	671,145
Chr. Hansen Holding A/S1,2	8,743,000	519,712
Fortescue Metals Group Ltd.[1]	124,055,000	472,644
Koninklijke DSM NV1	5,906,619	398,927
Grasim Industries Ltd. (GDR)[1,2]	2,489,200	181,053
Grasim Industries Ltd.[1,2]	2,243,708	164,825
First Quantum Minerals Ltd.[2]	38,070,001	315,134
Amcor Ltd.[1]	22,649,000	263,358
Klabin SA, units	46,825,000	245,345
Rio Tinto PLC[1]	6,038,000	200,914
Vale SA, Class A, preferred nominative (ADR)	36,495,700	171,895
Vale SA, Class A, preferred nominative	884,800	4,190
Akzo Nobel NV1	1,511,000	102,252
BASF SE1	824,000	70,467
Arkema SA1	461,213	42,662
Wacker Chemie AG1	340,500	28,688
Croda International PLC[1]	342,758	15,493
Givaudan SA1	7,473	15,198
		7,401,653
Energy 5.03%
Reliance Industries Ltd.[1]	61,308,800	1,000,256
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	19,121,317	474,553
Royal Dutch Shell PLC, Class B1	12,824,914	332,756
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	50,070
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	753,385	18,849
Enbridge Inc. (CAD denominated)	18,890,069	830,216
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[3]	70,591,703	658,621
Petróleo Brasileiro SA (Petrobras), preferred nominative[3]	1,107,800	4,622
Schlumberger Ltd.	8,184,700	643,645
TOTAL SA1	11,752,058	557,014
Canadian Natural Resources, Ltd.	12,427,200	397,269
Tourmaline Oil Corp.[2,3]	14,417,000	390,548
Seven Generations Energy Ltd., Class A3	13,260,000	319,182
Oil Search Ltd.[1]	48,335,452	264,484
Tullow Oil PLC[1,2,3]	59,300,000	194,700
Suncor Energy Inc.	4,469,000	124,060
BP PLC[1]	12,403,546	72,240
Galp Energia, SGPS, SA, Class B1	2,590,000	35,409
Weatherford International PLC[3]	2,237,600	12,576
		6,381,070
Telecommunication services 4.38%
SoftBank Group Corp.[1]	32,224,406	2,087,558
China Mobile Ltd.[1]	92,095,000	1,130,729
Nippon Telegraph and Telephone Corp.[1]	17,936,000	819,144
KDDI Corp.[1]	13,751,300	423,163
MTN Group Ltd.[1]	22,652,698	194,290
SFR Group SA, non-registered shares[1]	6,510,346	191,291
TDC A/S1,3	22,877,000	134,886
Vodafone Group PLC[1]	43,000,000	123,297
EuroPacific Growth Fund — Page 5 of 9

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Telia Co. AB1	25,400,000	$113,695
Idea Cellular Ltd.[1]	85,969,328	102,401
Bharti Airtel Ltd.[1]	16,800,000	79,326
TalkTalk Telecom Group PLC[1]	23,374,000	61,198
Intouch Holdings PCL[1]	36,860,000	57,685
Reliance Communications Ltd.[1,3]	56,198,451	39,121
		5,557,784
Utilities 2.87%
Enel SPA[1]	146,175,000	651,942
DONG Energy AS1,3	12,590,049	523,680
Power Grid Corp. of India Ltd.[1]	196,987,666	522,968
Cheung Kong Infrastructure Holdings Ltd.[1]	56,803,000	492,040
Power Assets Holdings Ltd.[1]	48,296,500	473,062
China Gas Holdings Ltd.[1]	225,874,000	359,344
China Resources Gas Group Ltd.[1]	62,600,000	215,054
ENN Energy Holdings Ltd.[1]	43,322,000	211,450
SSE PLC[1]	9,710,022	197,108
		3,646,648
Real estate 2.00%
Cheung Kong Property Holdings Ltd.[1]	137,525,368	1,014,268
Sun Hung Kai Properties Ltd.[1]	39,295,694	598,880
Ayala Land, Inc.[1]	338,868,700	274,745
Ayala Land, Inc., preference shares[1,3]	481,283,600	893
Wharf (Holdings) Ltd.[1]	34,046,000	249,463
Henderson Land Development Co. Ltd.[1]	33,915,681	202,712
Daiwa House Industry Co., Ltd.[1]	7,280,000	199,393
		2,540,354
Miscellaneous 4.44%
Other common stocks in initial period of acquisition		5,642,052
Total common stocks (cost: $90,155,666,000)		120,319,449
Bonds, notes & other debt instruments 0.33% U.S. Treasury bonds & notes 0.29% U.S. Treasury 0.29%	Principal amount (000)
U.S. Treasury 0.875% 2017	$108,700	108,931
U.S. Treasury 0.875% 2017[4]	255,250	255,791
Total U.S. Treasury bonds & notes		364,722
Bonds & notes of governments outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 2025	BRL159,000	45,188
Corporate bonds & notes 0.01% Energy 0.01%
Petróleos Mexicanos 7.19% 2024	MXN300,000	14,328
Petróleos Mexicanos 7.47% 2026	62,500	2,909
Total corporate bonds & notes		17,237
Total bonds, notes & other debt instruments (cost: $422,377,000)		427,147
EuroPacific Growth Fund — Page 6 of 9

unaudited
Short-term securities 4.91%	Principal amount (000)	Value (000)
Australia & New Zealand Banking Group, Ltd. 0.72% due 11/14/2016[5]	$50,000	$49,958
Bank of Nova Scotia 0.91%–0.99% due 11/10/2016–1/9/2017[5]	159,600	159,318
BASF SE 0.75% due 12/12/2016[5]	34,819	34,777
BMW U.S. Capital LLC 0.49%–0.58% due 11/18/2016–12/19/2016[5]	60,000	59,930
Caisse d’Amortissement de la Dette Sociale 0.69% due 10/7/2016[5]	100,000	99,989
Canadian Imperial Bank of Commerce 1.21% due 2/16/2017	67,300	67,390
Chariot Funding, LLC 0.95% due 11/10/2016[5]	50,000	49,964
ExxonMobil Corp. 0.46% due 10/17/2016	50,000	49,989
Fairway Finance Corp. 0.83%–0.84% due 12/5/2016–12/7/2016[5]	100,000	99,853
Fannie Mae 0.41%–0.60% due 11/14/2016–2/14/2017	230,000	229,807
Federal Farm Credit Banks 0.48%–0.64% due 11/22/2016–5/26/2017	230,000	229,591
Federal Home Loan Bank 0.29%–0.62% due 10/3/2016–5/15/2017	1,793,400	1,791,920
Freddie Mac 0.31%–0.60% due 10/17/2016–2/2/2017	355,000	354,779
Gotham Funding Corp. 0.67% due 10/20/2016[5]	25,000	24,993
JPMorgan Chase & Co. 0.40% due 2/26/2017[6]	150,000	150,000
Kaiser Foundation Hospitals 0.50% due 10/26/2016	30,000	29,977
Kells Funding, LLC 0.77%–0.92% due 11/7/2016–12/7/2016[5]	166,900	166,746
KfW 0.48% due 10/13/2016[5]	41,000	40,995
Microsoft Corp. 0.54% due 12/1/2016–12/7/2016[5]	94,500	94,408
Mizuho Bank, Ltd. 0.62%–0.90% due 11/23/2016–12/8/2016[5]	208,700	208,466
National Australia Bank 0.82% due 11/15/2016[5]	100,000	99,940
Nestlé Capital Corp. 0.54%–0.71% due 11/7/2016–1/12/2017[5]	85,000	84,921
Nordea Bank AB 0.91% due 1/12/2017[5]	10,700	10,676
Old Line Funding, LLC 0.81%–1.02% due 11/1/2016–1/20/2017[5]	191,200	190,794
Province of Ontario 0.50%–0.57% due 11/3/2016–12/28/2016	96,200	96,102
Rabobank Nederland NV 0.75% due 11/15/2016	50,000	49,964
Sumitomo Mitsui Banking Corp. 0.70%–0.81% due 10/4/2016–11/16/2016[5]	231,100	231,019
Svenska Handelsbanken Inc. 0.65%–0.95% due 10/3/2016–1/6/2017[5]	200,000	199,857
Toronto-Dominion Holdings USA Inc. 0.68%–1.16% due 10/19/2016–4/13/2017[5]	172,300	172,072
Total Capital Canada Ltd. 0.59%–0.66% due 10/5/2016–11/18/2016[5]	140,300	140,261
Toyota Motor Credit Corp. 0.70% due 10/11/2016	100,000	99,990
U.S. Treasury Bills 0.33%–0.43% due 12/1/2016–2/16/2017	556,300	555,822
UBS AG 0.86% due 11/14/2016	42,000	42,016
Victory Receivables Corp. 0.66%–0.80% due 10/25/2016–12/2/2016[5]	82,900	82,852
Wal-Mart Stores, Inc. 0.44%–0.45% due 11/7/2016–11/15/2016[5]	100,000	99,951
Westpac Banking Corp. 0.90%–0.91% due 10/17/2016–1/23/2017[5]	83,100	82,992
Total short-term securities (cost: $6,230,751,000)		6,232,079
Total investment securities 100.00% (cost: $96,808,794,000)		126,978,675
Other assets less liabilities (0.00)%		(5,027)
Net assets 100.00%		$126,973,648
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
EuroPacific Growth Fund — Page 7 of 9

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $4,504,379,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	10/6/2016	UBS AG	$288,598	£217,850	$6,190
British pounds	10/6/2016	Barclays Bank PLC	$188,933	£142,700	3,946
British pounds	10/7/2016	Bank of America, N.A.	$226,665	£171,695	4,085
British pounds	10/17/2016	UBS AG	$208,133	£160,279	311
British pounds	10/21/2016	UBS AG	$37,934	£28,500	976
British pounds	10/28/2016	Citibank	$529,015	£407,659	315
British pounds	11/4/2016	JPMorgan Chase	$102,898	£78,550	1,013
British pounds	11/16/2016	Bank of America, N.A.	$233,267	£175,150	6,039
British pounds	11/16/2016	UBS AG	$233,216	£175,151	5,988
British pounds	11/16/2016	JPMorgan Chase	$229,340	£172,199	5,940
Euros	10/6/2016	Barclays Bank PLC	$126,182	€112,974	(763)
Euros	10/17/2016	HSBC Bank	$45,828	€41,021	(290)
Euros	10/20/2016	Bank of America, N.A.	$314,671	€279,700	170
Euros	10/20/2016	HSBC Bank	$70,867	€63,093	(76)
Euros	10/20/2016	Barclays Bank PLC	$136,576	€121,578	(129)
Euros	10/26/2016	Citibank	$530,580	€471,505	254
Euros	10/26/2016	JPMorgan Chase	$50,146	€44,570	15
Euros	10/28/2016	JPMorgan Chase	$781,930	€695,389	(285)
Euros	11/16/2016	Citibank	$32,743	€29,018	74
Japanese yen	10/7/2016	JPMorgan Chase	$528,544	¥52,834,000	7,381
Japanese yen	10/17/2016	Citibank	$309,256	¥31,198,993	1,370
Japanese yen	10/17/2016	JPMorgan Chase	$154,705	¥15,599,497	761
Japanese yen	10/17/2016	Barclays Bank PLC	$573,192	¥58,183,000	(985)
Japanese yen	10/24/2016	Bank of America, N.A.	$36,837	¥3,669,900	610
Japanese yen	10/27/2016	JPMorgan Chase	$6,628	¥664,700	65
Japanese yen	10/27/2016	HSBC Bank	$498,886	¥50,945,000	(4,083)
Japanese yen	11/7/2016	Bank of America, N.A.	$499,141	¥50,000,000	5,280
Japanese yen	11/7/2016	Barclays Bank PLC	$496,120	¥50,000,000	2,259
Japanese yen	11/17/2016	JPMorgan Chase	$48,266	¥4,900,000	(152)
					$46,279
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $104,384,388,000, which represented 82.21% of the net assets of the fund. This amount includes $101,844,548,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $13,821,000, which represented .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,434,748,000, which represented 1.92% of the net assets of the fund.
[6]	Coupon rate may change periodically.

EuroPacific Growth Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
¥ = Japanese yen
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-1116O-S54073	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2016